Pursuant to Rule 497(c)

Registration Nos. 2-92665

2-93068

Table Of Contents

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (each, a “Fund”) that you should know before investing. The Money Fund and Government Money Fund offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in separate prospectuses. Institutional Shares of the Government Money Fund are not currently offered. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Introduction—Risk/Return Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. (together, the “Adviser”) invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.

3

Money Fund

FUND SUMMARY

Investment Objective  As high a level of current income as is consistent with liquidity and stability of principal

Investment Focus  Money market instruments

Share Price Volatility  Very low

Principal Investment Strategy  Investing in a portfolio of high quality, U.S. dollar-denominated money market instruments issued or guaranteed by the U.S. Government, its agencies and instrumentalities and fully collateralized repurchase agreements

Investor Profile  Conservative investors seeking current income, liquidity and stability of principal

Investment Objective

The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

The Money Fund invests substantially all of its assets in high quality, U.S. dollar-denominated money market instruments, such as bank certificates of deposit, bankers’ acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks

The prices of the Money Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

You should consider the risks described above before you decide to invest in the Fund.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.55% (9/30/00)	Worst Quarter 0.15% (12/31/03)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.30%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003.

	1 Year	5 Years	10 Years
Money Fund	0.75%	3.35%	4.16%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.70%
Less Fee Waivers	(0.20)%	**
Net Annual Fund Operating Expenses	0.50%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.50%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. Additionally, until further notice, the Adviser has voluntarily agreed to waive a portion of its fees. During the Fund’s latest fiscal year, this fee waiver ultimately reduced the Fund’s “Net Annual Fund Operating Expenses” to 0.46% This fee waiver is voluntary and may be terminated at any time. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$204	$370	$852

5

Government Money Fund

FUND SUMMARY

Investment Objective  As high a level of current income as is consistent with liquidity and stability of principal

Investment Focus  Money market instruments issued or guaranteed by the U.S. government, its agencies and instrumentalities

Share Price Volatility  Very low

Principal Investment Strategy  Investing in a portfolio of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements for these securities

Investor Profile  Conservative investors seeking current income, liquidity and stability of principal

Investment Objective

The Government Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Government Money Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements for these securities. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks

The prices of the Government Money Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

You should consider the risks described above before you decide to invest in the Fund.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.54% (9/30/00)	Worst Quarter 0.14% (9/30/03)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.28%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003.

	1 Year	5 Years	10 Years
Government Money Fund	0.70%	3.28%	4.10%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.70%
Less Fee Waivers	(0.20)%	**
Net Annual Fund Operating Expense	0.50%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.50%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. Additionally, until further notice, the Adviser has voluntarily agreed to waive a portion of its fees. During the Fund’s latest fiscal year, this fee waiver ultimately reduced the Fund’s “Net Annual Fund Operating Expenses” to 0.46% This fee waiver is voluntary and may be terminated at any time. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$204	$370	$852

7

Treasury Money Fund

FUND SUMMARY

Investment Objective  Current income with liquidity and stability of principal

Investment Focus  U.S. Treasury securities

Share Price Volatility  Very low

Principal Investment Strategy  Investing in a portfolio of direct U.S. Treasury obligations such as Treasury bills and notes

Investor Profile  Conservative investors seeking current income, liquidity and stability of principal

Investment Objective

The Treasury Money Fund seeks current income with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Treasury Money Fund will invest at least 80% of its net assets plus the amount of borrowings for investment purposes in direct U.S. Treasury obligations, such as Treasury bills and notes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentalities. Generally, interest payments on obligations held by the Fund will be exempt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks

The prices of the Treasury Money Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

You should consider the risks described above before you decide to invest in the Fund.

8

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.46% (12/31/00)	Worst Quarter 0.11% (12/31/03)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.20%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003.

	1 Year	5 Years	10 Years
Treasury Money Fund	0.57%	3.02%	3.85%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.46%	*
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers	(0.21)%	**
Net Annual Fund Operating Expense	0.55%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.55%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$56	$222	$402	$923

9

Tax-Exempt Money Fund

FUND SUMMARY

Investment Objective  A moderate level of current interest income exempt from federal income taxes consistent with stability of principal

Investment Focus  Municipal money market instruments

Share Price Volatility  Very low

Principal Investment Strategy  Investing in a portfolio of high quality, money market instruments issued by state and local governments and agencies, and other U.S. territories and possessions, that pay interest exempt from federal taxes

Investor Profile  Conservative taxable investors in higher tax brackets seeking current interest income exempt from federal income taxes and stability of principal

Investment Objective

The Tax-Exempt Money Fund seeks a moderate level of current interest income exempt from federal income taxes consistent with stability of principal.

Principal Investment Strategy

Under normal circumstances, the Tax-Exempt Money Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in high quality, money market instruments issued by state and local governments and agencies, and other U.S. territories and possessions, that pay interest exempt from federal taxes (“municipal money market instruments”). Banks and other creditworthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund’s holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes in interest rates and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks

The prices of the Tax-Exempt Money Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

You should consider the risks described above before you decide to invest in the Fund.

10

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
0.97%	0.11%
(12/31/00)	(9/30/03)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.29%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003.

	1 Year	5 Years	10 Years
Tax-Exempt Money Fund	0.62%	2.11%	2.60%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.70%
Less Fee Waivers	(0.20)%	**
Net Annual Fund Operating Expenses	0.50%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.50%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. Additionally, until further notice, the Adviser has voluntarily agreed to waive a portion of its fees. During the Fund’s latest fiscal year, this fee waiver ultimately reduced the Fund’s “Net Annual Fund Operating Expenses” to 0.46%. This fee waiver is voluntary and may be terminated at any time. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$204	$370	$852

11

New York Tax-Exempt Money Fund

FUND SUMMARY

Investment Objective  A moderate level of current interest income exempt from federal income tax and, to the extent possible, New York State and New York City personal income taxes as is consistent with liquidity and stability of principal

Investment Focus  New York tax-exempt money market instruments

Share Price Volatility  Very low

Principal Investment Strategy  Investing in a portfolio of high quality, money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes

Investor Profile  Conservative investors in higher tax brackets seeking current interest income, liquidity and stability of principal

Investment Objective

The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the New York Tax-Exempt Money Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in high quality, money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes (“New York money market instruments”). Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund’s holdings. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks

The prices of the New York Tax-Exempt Money Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

12

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obligations. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations.

The risk of a downturn in the U.S. economy, particularly in New York City and New York State, continues to be affected by the events of September 11, 2001. In addition, the potential for a more prolonged downturn in the financial sector could also have a negative effect on the New York City and New York State economies. It is likely that New York City and New York State will continue to suffer financial difficulties resulting from the September 11th attack, and may continue to suffer financial difficulties as a result of the continued downturn in the financial sector. These anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund’s performance. As a result, this Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 0.94% (12/31/00)	Worst Quarter 0.10% (9/30/03)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.23%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003.

	1 Year	5 Years	Since Inception
New York Tax-Exempt Money Fund	0.56%	2.00%	2.05%*

*	Since August 3, 1998.

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.46%	*
Total Annual Fund Operating Expenses	0.96%
Less Fee Waivers	(0.36)%	**
Net Annual Fund Operating Expenses	0.60%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. Additionally, until further notice, the Adviser has voluntarily agreed to waive a portion of its fees. During the Fund’s latest fiscal year, this fee waiver ultimately reduced the Fund’s “Net Annual Fund Operating Expenses” to 0.55%. This fee waiver is voluntary and may be terminated at any time. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$61	$270	$496	$1,145

13

More Information About Principal Risks and Strategies

All Funds

Fixed Income Risk

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities will generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Fund’s multiple holdings.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of a Fund’s shares may decline.

Frequent Trading

The Funds discourage frequent trading (including by means of exchanges) and maintain procedures designed to deter market timing activity. Frequent trading of mutual fund shares within short periods of time poses the risk of lower returns for long-term shareholders of a Fund, as these so-called “market timers” capture short-term gains that would otherwise be shared by all shareholders of a Fund. Frequent trading may also result in lower Fund returns by increasing transaction costs or by effectively making fewer assets available for investment due to the need to retain cash to satisfy redemptions. While the Funds adopted these policies and procedures, there can be no guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

The ability of a Fund and its agents to detect and curtail frequent trading practices may be limited by operational systems and technological limitations. For example, a Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be permitted or facilitated by these intermediaries, particularly with regard to intermediaries that aggregate their client positions and trading activity in an omnibus account with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account, the identity of the particular shareholder(s) may not be not known to the Fund and the Fund must rely on the financial intermediaries to identify frequent trading.

Each Fund will reject purchase orders from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s procedures. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares

14

converted from another class of shares of the same Fund (provided, however, any applicable redemption fee period is carried over); and (vii) Transactions initiated by a Fund (e.g, for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion. Each Fund retains the right to reject any purchase order and to change or cancel exchange privileges at any time, in each case at each Fund’s discretion.

The Tax-Exempt Money and New York Tax-Exempt Money Funds only

Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Funds’ municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The New York Tax-Exempt Money Fund only

Concentration Risk

The Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. An investment in the Fund may involve more risk than in a mutual fund that buys securities of issuers in numerous states.

The Money, Government Money and Treasury Money Funds only

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by a Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that a Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).

•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

The Money and Government Money Funds only

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other

15

fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective. A Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ Statements of Additional Information.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A., (together, the Adviser) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state- chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets. At October 15, 2004, Schwab served 7.4 million active accounts with $1 trillion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On October 15, 2004, U.S. Trust had approximately $137.0 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

16

For the fiscal year ended March 31, 2004, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Money Fund	0.01%
Government Money Fund	0.20%
Treasury Money Fund	0.27%
Tax-Exempt Money Fund	0.16%
New York Tax-Exempt Money Fund	0.29%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2005. In addition, the agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp. et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer

17

the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to buy, sell and exchange shares of the Funds.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Telephone
•	Wire
•	Automatic Investment Program, or
•	Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to “Excelsior Funds,” and include the name of the appropriate Fund(s) on the check. The Funds’ transfer agent cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA #011000028

DDA #99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund’s transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current

18

Business Day’s NAV, the Fund’s transfer agent must receive your purchase request in good order before the Evaluation Time. For you to be eligible to receive dividends declared on the day you submit your purchase request, the Fund’s transfer agent must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

In calculating NAV for the Funds, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Funds’ Statements of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market, or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares

You may sell shares directly by:

•	Mail
•	Telephone
•	Systematic Withdrawal Plan
•	By Writing a Check Directly From Your Account, or
•	Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called “redeem”) shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 446-1012 (from overseas call (617) 483-7297). The minimum amount for telephone redemptions is $500.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund’s transfer agent receives your request in good order.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may

19

arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ Statement of Additional Information.

How to Exchange Your Shares

You may exchange your Shares on any Business Day for the Shares class of any portfolio of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., or Excelsior Funds Trust. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative

20

services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests, providing periodic account statements and other administrative services. The Adviser, out of its resources, may additionally compensate certain organizations for providing these services.

Distribution of Fund Shares

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

Dividends and Distributions

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. It is anticipated that all, or substantially all, of the distributions by the Money Fund, Government Money Fund and Treasury Money Fund will be taxable as ordinary income. You will be subject to income tax on these Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Distributions on shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

The distributions by the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Funds’ investments, that a portion of these Funds’ distributions could be taxable to shareholders as dividend income, ordinary income or capital gains.

Interest on indebtedness incurred by you to purchase or carry shares of the Tax- Exempt Money Fund or the New York Tax-Exempt Money Fund generally will not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends paid by the Tax-Exempt Money Fund or the New York Tax-Exempt Money Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ Statements of Additional Information.

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Financial Highlights

The tables that follow present performance information about the Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2000, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The Boards of Directors of the Funds and the Joint Audit Committee terminated E&Y as the Funds’ independent registered public accounting firm on October 28, 2004. At the request of the Boards and the Joint Audit Committee, Deloitte & Touche LLP (“D&T”) has performed a re-audit of the Funds’ March 31, 2004 financial statements, which had previously been audited by E&Y. D&T has issued an unqualified opinion on those financial statements. E&Y’s reports and D&T’s report, along with each Fund’s financial statements, are incorporated by reference into the Funds’ Statements of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

MONEY FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00662	0.01255	0.02741	0.05804	0.05005
Net Realized Gains on Investments	0.00000	(0.00010)	0.00010	0.00000	0.00000

Total From Investment Operations	0.00662	0.01245	0.02751	0.05804	0.05005

Less Distributions
Dividends From Net Investment Income	(0.00662)	(0.01245)	(0.02751)	(0.05804)	(0.05005)

Total Distributions	(0.00662)	(0.01245)	(0.02751)	(0.05804)	(0.05005)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.66%	1.25%	2.79%	5.96%	5.08%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,141.56	$1,787.85	$1,802.14	$1,891.04	$1,467.18
Ratio of Net Operating Expenses to Average Net Assets	0.45%	0.39%	0.44%	0.47%	0.47%
Ratio of Gross Operating Expenses to Average Net Assets1	0.73%	0.43%	0.74%	0.71%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.67%	1.25%	2.76%	5.84%	5.05%

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

22

GOVERNMENT MONEY FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00625	0.01199	0.02585	0.05752	0.05004
Net Realized Gains on Investments	0.00000	(0.00039)	0.00038	0.00000	0.00000

Total From Investment Operations	0.00625	0.01160	0.02623	0.05752	0.05004

Less Distributions
Dividends From Net Investment Income	(0.00625)	(0.01160)	(0.02623)	(0.05752)	(0.05004)

Total Distributions	(0.00625)	(0.01160)	(0.02623)	(0.05752)	(0.05004)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.63%	1.17%	2.65%	5.91%	5.08%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$544.72	$594.50	$795.29	$1,427.56	$772.69
Ratio of Net Operating Expenses to Average Net Assets	0.45%	0.39%	0.43%	0.46%	0.47%
Ratio of Gross Operating Expenses to Average Net Assets1	0.54%	0.47%	0.49%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	0.62%	1.21%	2.72%	5.76%	5.01%

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

TREASURY MONEY FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00484	0.01085	0.02451	0.05339	0.04560
Net Realized Gains on Investments	0.00002	0.00004	(0.00002)	0.00000	0.00000

Total From Investment Operations	0.00486	0.01089	0.02449	0.05339	0.04560

Less Distributions
Dividends From Net Investment Income	(0.00485)	(0.01089)	(0.02449)	(0.05339)	(0.04560)
Distributions From Net Realized Gain on Investments	(0.00001)	0.00000	0.00000	0.00000	0.00000

Total Distributions	(0.00486)	(0.01089)	(0.02449)	(0.05339)	(0.04560)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.49%	1.09%	2.48%	5.47%	4.62%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$519.72	$572.00	$604.28	$615.93	$525.39
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.45%	0.48%	0.50%	0.51%
Ratio of Gross Operating Expenses to Average Net Assets1	0.57%	0.53%	0.54%	0.55%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.49%	1.08%	2.42%	5.35%	4.58%

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

23

TAX-EXEMPT MONEY FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00546	0.00967	0.01862	0.03580	0.02946
Net Realized Gains (Loss) on Investments	0.00029	(0.00002)	0.00013	0.00000	(0.00001)

Total From Investment Operations	0.00575	0.00965	0.01875	0.03580	0.02945

Less Distributions
Dividends from Net Investment Income	(0.00560)	(0.00964)	(0.01865)	(0.03580)	(0.02945)
Distributions from Net Realized Gain on Investments	(0.00015)	(0.00001)	(0.00010)	0.00000	0.00000

Total Distributions	(0.00575)	(0.00965)	(0.01875)	(0.03580)	(0.02945)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.58%	0.97%	1.89%	3.64%	2.96%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$2,044.68	$2,281.26	$2,522.46	$2,617.33	$2,051.11
Ratio of Net Operating Expenses to Average Net Assets	0.44%	0.39%	0.44%	0.45%	0.46%
Ratio of Gross Operating Expenses to Average Net Assets1	0.58%	0.54%	0.58%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.97%	1.85%	3.59%	2.97%

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

NEW YORK TAX-EXEMPT MONEY FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00491	0.00884	0.01758	0.03431	0.02809
Net Realized Gains on Investments	0.00006	(0.00007)	0.00011	0.00000	0.00000

Total From Investment Operations	0.00497	0.00877	0.01769	0.03431	0.02809

Less Distributions
Dividends From Net Investment Income	(0.00490)	(0.00873)	(0.01769)	(0.03431)	(0.02809)
Dividends From Net Realized Gain on Investment	(0.00007)	(0.00004)	0.00000	0.00000	0.00000

Total Distributions	(0.00497)	(0.00877)	(0.01769)	(0.03431)	(0.02809)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.50%	0.88%	1.78%	3.49%	2.82%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$490.10	$548.57	$696.09	$682.45	$421.39
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.44%	0.48%	0.51%	0.54%
Ratio of Gross Operating Expenses to Average Net Assets1	0.75%	0.49%	0.71%	0.72%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.89%	1.76%	3.43%	2.84%

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

24

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2004, as amended August 19, 2004, include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Investment Company Act registration numbers of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

PROMM0305 41253

Pursuant to Rule 497(c)

Registration Nos. 2-92665

33-78264

2-93068

Table of Contents

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Managed Income, Intermediate-Term Managed Income and Short-Term Government Securities Funds of Excelsior Funds, Inc., the High Yield Fund of Excelsior Funds Trust and the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds of Excelsior Tax-Exempt Funds, Inc. (each, a “Fund”) that you should know before investing. The High Yield Fund offers two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. The Managed Income Fund also offers two classes of shares: Shares, which are offered in this prospectus, and Retirement Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Introduction — Risk/Return Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A, (together, the “Adviser”) invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Managed Income Fund

FUND SUMMARY

Investment Objective  High current income, consistent with what is believed to be prudent risk of capital

Investment Focus  Investment grade fixed income securities

Share Price Volatility  Medium

Principal Investment Strategy  Investing in investment grade government and corporate fixed income securities

Investor Profile  Investors seeking current income through a diversified portfolio of securities, and who are willing to accept the risks of investing in fixed income securities of varying maturities

Investment Objective

The Managed Income Fund seeks high current income consistent with what is believed to be prudent risk of capital.

Principal Investment Strategy

The Managed Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in preferred stock, dollar-denominated fixed income securities of foreign issuers and/or may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk bonds.” The Fund will not invest in securities rated below CCC by Standard & Poor’s or Ccc by Moody’s.

There is no limit on the Fund’s dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve, and that have the potential for moderate price appreciation. The Adviser will consider selling an investment of the Fund if it determines that the investment is overpriced or to adjust to the Fund’s interest rate, yield curve and/or credit quality exposure to a desired level.

Principal Risks

The prices of the Managed Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 8.09% (6/30/95)	Worst Quarter (4.28)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.42%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Managed Income Fund
Return Before Taxes	4.63%	6.08%	6.42%
Return After Taxes on Distributions	2.74%	3.85%	4.01%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	3.81%	3.96%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.11%	6.62%	6.95%

*	The Lehman Brothers Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.53%	*
Total Annual Fund Operating Expenses	1.28%
Less Fee Waivers	(0.38)%	**
Net Annual Fund Operating Expenses	0.90%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.90%. The waiver agreement may not be terminated before December 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$92	$368	$666	$1,512

Intermediate-Term Managed Income Fund

FUND SUMMARY

Investment Objective  As high a level of current interest income as is consistent with relative stability of principal

Investment Focus  Investment grade fixed income securities

Share Price Volatility  Medium

Principal Investment Strategy  Investing in investment grade government and corporate fixed income securities

Investor Profile  Investors seeking current income through a diversified portfolio of securities, and who are willing to accept the risks of investing in fixed income securities

Investment Objective

The Intermediate-Term Managed Income Fund seeks as high a level of current interest income as is consistent with relative stability of principal.

Principal Investment Strategy

The Intermediate-Term Managed Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and/or may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk” bonds.

The Fund maintains a dollar-weighted average portfolio maturity of 3 to 10 years. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with reasonable risk of price volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation. There is no limit on the maximum maturity for a particular security.

Principal Risks

The prices of the Intermediate-Term Managed Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk, expropriation risk and emerging markets risk. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund is also subject to the risk that intermediate-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
6.78%	(3.79)%
(6/30/95)	(3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.11%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003 to those of the Lehman Brothers Intermediate Govt/Credit Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Intermediate-Term Managed Income Fund
Return Before Taxes	4.83%	6.05%	6.33%
Return After Taxes on Distributions	3.04%	3.77%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	3.24%	3.75%	3.90%
Lehman Brothers Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.30%	6.65%	6.62%

*	The Lehman Brothers Intermediate Govt/Credit Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Treasury securities and investment grade corporate debt, selected as representative of the market with maturities of one to ten years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.35%
Other Expenses	0.46%	*

Total Annual Fund Operating Expenses	0.81%
Less Fee Waivers	(0.16)%	**

Net Annual Fund Operating Expenses	0.65%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your invest- ment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years

$66	$243	$434	$987

Short-Term Government Securities Fund

FUND SUMMARY

Investment Objective  A high level of current income consistent with stability of principal

Investment Focus  Short-term fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

Share Price Volatility  Low

Principal Investment Strategy  Investing in U.S. government securities, while maintaining a dollar-weighted average maturity of 1 to 3 years

Investor Profile  Investors seeking to preserve capital through a diversified portfolio of securities and earn current income

Investment Objective

The Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal.

Principal Investment Strategy

Under normal circumstances, the Short-Term Government Securities Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. Interest payments on these securities generally will be exempt from state and local taxes.

The Fund generally maintains a dollar-weighted average portfolio maturity of 1 to 3 years. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security.

Principal Risks

The prices of the Short-Term Government Securities Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund is also subject to the risk that short-term government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 3.35% (6/30/95)	Worst Quarter (0.44)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 0.13%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003 to those of the Lehman Brothers 1-3 Year Government Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Short-Term Government Securities Fund
Return Before Taxes	1.44%	5.14%	5.30%
Return After Taxes on Distributions	0.30%	3.26%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	0.93%	3.22%	3.26%
Lehman Brothers 1-3 Year Government Bond Index (reflects no deductions for fees, expenses, or taxes)*	2.02%	5.51%	5.73%

*	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Treasury securities with maturities of one to three years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.48%	*

Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers	(0.18)%	**

Net Annual Fund Operating Expenses	0.60%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$61	$231	$416	$949

High Yield Fund

FUND SUMMARY

Investment Objective  High level of current income as its primary objective, and may also consider the potential for capital appreciation as a secondary objective, when consistent with its primary objective

Investment Focus  Non-investment grade fixed-income securities

Share Price Volatility  High

Principal Investment Strategy  Investing in non-investment grade corporate and government fixed-income securities

Investor Profile  Investors seeking a high level of current income through a diversified portfolio of securities, and who are willing to bear risks of investing in non-investment grade fixed-income securities

Investment Objective

The High Yield Fund seeks a high level of current income as its primary objective, and may also consider the potential for capital appreciation as a secondary objective, when consistent with its primary objective.

Principal Investment Strategy

Under normal circumstances, the High Yield Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Ba or lower by Moody’s Investors Service (Moody’s) or BB or lower by Standard & Poor’s (S&P)), or unrated securities that the Adviser believes are of comparable quality. Securities rated below Baa by Moody’s or below BBB by S&P are commonly known as “junk bonds.” The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund may invest in all types of fixed-income securities, including:

•	Senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper)
•	Convertible and non-convertible corporate debt obligations
•	Custodial receipts
•	Municipal securities and obligations of the U.S. government, its agencies and instrumentalities
•	Preferred stock
•	Mortgage and other asset-backed securities

Although the Fund invests primarily in the debt obligations of domestic issuers, it may invest up to 25% of its assets in obligations of foreign issuers (including emerging countries), including obligations of foreign corporations, banks and governments.

The Fund does not have any portfolio maturity limitation and may invest its assets from time to time primarily in instruments with short, medium and long maturities. The Fund may also purchase the securities of issuers that are in default and/or subject to insolvency and/or bankruptcy proceedings.

In selecting securities for the Fund’s portfolio, the Adviser does not rely principally on the ratings agencies. It performs its own independent investment analysis of each issuer to determine its creditworthiness. In doing so, the Adviser considers a number of factors, including the issuer’s financial and managerial strength and its sensitivity to economic and market conditions as well as other factors.

Principal Risks

The prices of the High Yield Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

The Fund also may be subject to risks particular to its investment in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk, expropriation risk and emerging markets risk. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
14.27%	(11.44)%
(6/30/03)	(9/30/02)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was 2.73%.

This table compares the average annual total return of the Fund’s Shares class for the periods ended December 31, 2003 to those of the Merrill Lynch High Yield, Cash Pay Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
High Yield Fund
Return Before Taxes	32.96%	6.15%
Return After Taxes on Distributions	28.46%	(0.67)%*
Return After Taxes on Distributions and Sale of Fund Shares	12.58%	0.63%*
Merrill Lynch High Yield, Cash Pay Index (reflects no deduction for fees, expenses, or taxes)**	27.22%	9.21%*

*	Since October 31, 2000
**	The Merrill Lynch High Yield, Cash Pay Index is an unmanaged index comprised of publicly placed, non-convertible, coupon bearing domestic debt. Issues in the index are less than investment grade as rated by S&P or Moody’s and must not be in default.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.80%
Other Expenses	0.48%	*
Distribution(12b-1) Fees	0.00%	†
Total Annual Fund Operating Expenses	1.28%
Less Fee Waivers	(0.23)%	**
Net Annual Fund Operating Expenses	1.05%	**

*	The expense information has been restated to reflect current fees.
†	The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that authorizes the payment of up to 0.25% for the distribution of Fund shares. However, the Plan is not active at this time. The Distributor does not intend to activate the Plan for the Shares class of the Fund during the Fund’s current fiscal year. As a result, the Board of Trustees of the Fund has determined that no fees will be paid by this class of the Fund during the current fiscal year. For more information, see “Distribution of Fund Shares.”
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 1.05%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds Trust terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$107	$383	$680	$1,525

Long-Term Tax-Exempt Fund

FUND SUMMARY

Investment Objective  Maximize current interest income exempt from federal income taxes

Investment Focus  Tax-exempt municipal securities

Share Price Volatility  High

Principal Investment Strategy  Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

Investor Profile  Investors in higher tax brackets seeking to maximize tax-exempt income through a diversified portfolio of securities, and who are willing to accept risk of share price volatility

Investment Objective

The Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes.

Principal Investment Strategy

Under normal circumstances, the Long-Term Tax-Exempt Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes (“municipal securities”). In selecting municipal securities for the Fund, the Adviser consider each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity between 10 and 25 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. The Fund’s average weighted portfolio maturity may be as high as 30 years, and there is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Long-Term Tax-Exempt Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term investments tend to be more sensitive to interest rate changes.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that long-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commis -

sions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 9.38% (3/31/95)	Worst Quarter (7.16)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was (0.46)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Merrill Lynch 22+ Year Muni Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Long-Term Tax-Exempt Fund
Return Before Taxes	3.25%	4.03%	5.51%
Return After Taxes on Distributions	3.25%	3.99%	5.24%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	3.95%	5.18%
Merrill Lynch 22+ Year Muni Index (reflects no deduction for fees, expenses, or taxes)*	6.45%	6.13%	6.29%

*	The Merrill Lynch 22+ Year Muni Index consists of bonds with an outstanding par which is greater than or equal to $25 million and a maturity range greater than or equal to 22 years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.50%	*
Total Annual Fund Operating Expenses	1.00%
Less Fee Waivers	(0.20)%	**
Net Annual Fund Operating Expenses	0.80%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$82	$298	$533	$1,206

Intermediate-Term Tax-Exempt Fund

FUND SUMMARY

Investment Objective  As high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal

Investment Focus  Tax-exempt municipal securities

Share Price Volatility  Medium

Principal Investment Strategy  Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

Investor Profile  Investors in higher tax brackets seeking tax-exempt income through a diversified portfolio of securities, and who are willing to accept moderate share price volatility

Investment Objective

The Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Intermediate-Term Tax-Exempt Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest from which is exempt from federal income taxes. In selecting municipal securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Intermediate-Term Tax-Exempt Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that intermediate-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 5.89% (3/31/95)	Worst Quarter (4.58)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was (1.43)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Merrill Lynch 3-7 Year and 7-12 Year Municipal Bond Indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Intermediate-Term Tax-Exempt Fund
Return Before Taxes	4.27%	4.95%	5.27%
Return After Taxes on Distributions	3.56%	4.76%	5.14%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	4.71%	5.07%
Merrill Lynch 3-7 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.22%	5.79%	5.42%
Merrill Lynch 7-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)**	5.63%	6.24%	6.25%
*	The Merrill Lynch 3-7 Year Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.
**	The Merrill Lynch 7-12 Year Municipal Bond Index is a widely-accepted unmanaged market- weighted index comprised of fixed-rate, coupon bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of seven to twelve years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.35%
Other Expenses	0.46%	*
Total Annual Fund Operating Expenses	0.81%
Less Fee Waivers	(0.16)%	**
Net Annual Fund Operating Expenses	0.65%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$66	$243	$434	$987

Short-Term Tax-Exempt Securities Fund

FUND SUMMARY

Investment Objective  As high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal

Investment Focus  Tax-exempt municipal securities

Share Price Volatility  Low

Principal Investment Strategy  Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

Investor Profile  Investors seeking tax-exempt income through a diversified portfolio of securities with the risk of limited share price volatility

Investment Objective

The Short-Term Tax-Exempt Securities Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Short-Term Tax-Exempt Securities Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes. In selecting municipal securities for the Fund, the Adviser emphasizes preservation of principal and considers each security’s yield and total return potential relative to other available municipal securities. The Fund generally will have a dollar-weighted average portfolio maturity of 1 to 3 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Short-Term Tax-Exempt Securities Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that short-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 2.53% (3/31/95)	Worst Quarter (1.18)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was (0.32)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Merrill Lynch 1-3 Year Municipal Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Short-Term Tax-Exempt Securities Fund
Return Before Taxes	1.18%	2.86%	3.41%
Return After Taxes on Distributions	1.18%	2.85%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.18%	2.84%	3.38%
Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	2.08%	4.24%	4.35%

*	The Merrill Lynch 1-3 Year Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of one to three years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers	(0.15)%	**
Net Annual Fund Operating Expenses	0.60%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contracted fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$61	$225	$402	$916

New York Intermediate-Term Tax-Exempt Fund

FUND SUMMARY

Investment Objective  As high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal

Investment Focus  New York tax-exempt municipal securities

Share Price Volatility  Medium

Principal Investment Strategy  Investing in a portfolio of investment grade municipal obligations that pay interest that is exempt from federal, New York State and New York City income taxes

Investor Profile  High tax bracket investors seeking tax-exempt current income through a non-diversified portfolio of securities, and who are willing to accept a moderate degree of share price volatility

Investment Objective

The New York Intermediate-Term Tax-Exempt Fund seeks to provide New York investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the New York Intermediate-Term Tax-Exempt Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in tax-exempt securities issued by New York State local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes (“New York municipal securities”). In selecting securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in New York municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the New York Intermediate-Term Tax-Exempt Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to eco -

nomic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York municipal securities, to meet their financial obligations.

The risk of a downturn in the U.S. economy, particularly in New York City and New York State, continues to be affected by the events of September 11, 2001. In addition, the potential for a more prolonged downturn in the financial sector could also have a negative affect on the New York City and New York State economies. It is likely that New York City and New York State will continue to suffer financial difficulties resulting from the September 11th attack, and may continue to suffer financial difficulties as a result of the continued downturn in the financial sector. These anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund’s performance. As a result, this Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that New York municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table on the right illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 6.12% (3/31/95)	Worst Quarter (4.16)% (3/31/94)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was (1.22)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Merrill Lynch 3-7 Year and 7-12 Year New York Municipal Bond Indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
New York Intermediate-Term Tax-Exempt Fund
Return Before Taxes	4.06%	4.86%	5.02%
Return After Taxes on Distributions	3.47%	4.64%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares	4.10%	4.60%	4.79%
Merrill Lynch 3-7 Year New York Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.62%	5.67%	5.90%
Merrill Lynch 7-12 Year New York Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)**	5.94%	6.26%	6.36%

*	The Merrill Lynch 3-7 Year New York Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds of New York Municipalities issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.
**	The Merrill Lynch 7-12 Year New York Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds of New York Municipalities issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of seven to twelve years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.46	%*
Total Annual Fund Operating Expenses	0.96%
Less Fee Waivers	(0.16)	%**
Net Annual Fund Operating Expenses	0.80	%**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$82	$290	$515	$1,163

California Tax-Exempt Income Fund

FUND SUMMARY

Investment Objective  As high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of principal

Investment Focus  California tax-exempt municipal securities

Share Price Volatility  Medium

Principal Investment Strategy  Investing in municipal obligations that pay interest that is exempt from federal and California taxes

Investor Profile  High tax bracket investors seeking tax-exempt current income through a non-diversified portfolio of securities, and who are willing to accept some degree of share price volatility

Investment Objective

The California Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the California Tax-Exempt Income Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in tax-exempt securities issued by the State of California and its cities, counties and political subdivisions, the interest from which is exempt from federal and California State income taxes (“California municipal securities”). In selecting securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average remaining maturity of 3 to 5 years.

The Fund emphasizes investment in California municipal securities rated in the two highest rating categories at the time of investment. However, the Fund may invest without limit in investment grade municipal securities, which are those rated at the time of investment in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the California Tax-Exempt Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. These risks are discussed in greater detail in the section entitled “More Information About Principal Risks and Strategies.”

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of California municipal securities to meet their continuing obligations for the payment of principal and interest. California and its cities face long-term eco -

nomic problems that could seriously affect their ability, and that of other issuers of California municipal securities to meet their financial obligations. In May 2004, Moody’s upgraded its California General Obligation bond rating from BAA1 to A3; and in August 2004, Standard & Poor’s upgraded its California General Obligation bond rating from BBB to A.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that California municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

You may lose money by investing in the Fund. You should consider the risks described above before you decide to invest in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 3.43% (9/30/02)	Worst Quarter (0.91)% (6/30/99)

The Fund’s Shares class performance for the six month period ending June 30, 2004 was (0.74)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2003, to those of the Merrill Lynch 3-7 Year Municipal Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
California Tax-Exempt Income Fund
Return Before Taxes	2.72%	4.25%	4.62%	*
Return After Taxes on Distributions	2.72%	4.24%	4.62%	*
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	4.15%	4.50%	*
Merrill Lynch 3-7 Year Municipal Index (reflects no deductions for fees, expenses, or taxes)***	4.22%	5.79%	5.98%	**

*	Since October 1, 1996
**	Since September 30, 1996
***	The Merrill Lynch 3-7 Year Municipal Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.48%	*
Total Annual Fund Operating Expenses	0.98%
Less Fee Waivers	(0.48)%	**
Net Annual Fund Operating Expenses	0.50%	**

*	The expense information has been restated to reflect current fees.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees in order to keep total operating expenses from exceeding 0.50%. The waiver agreement may not be terminated before July 31, 2005. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$51	$264	$495	$1,158

More Information About Principal Risks and Strategies

All Funds

Fixed Income Risk

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Extension Risk

An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Fund’s multiple holdings.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Frequent Trading

The Funds discourage frequent trading (including by means of exchanges) and maintain procedures designed to deter market timing activity. Frequent trading of mutual fund shares within short periods of time poses the risk of lower returns for long-term shareholders of a Fund, as these so-called “market timers” capture short-term gains that would otherwise be shared by all shareholders of a Fund. Frequent trading may also result in lower Fund returns by increasing transaction costs or by effectively making fewer assets available for investment due to the need to retain cash to satisfy redemptions. While the Funds adopted these policies and procedures, there can be no guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

The ability of a Fund and its agents to detect and curtail frequent trading practices may be limited by operational systems and technological limitations. For example, a Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be permitted or facilitated by these intermediaries, particularly with regard to intermediaries that aggregate their client positions and trading activity in an omnibus account with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account, the identity of the particular shareholder(s) may not be not known to the Fund and the Fund must rely on the financial intermediaries to identify frequent trading.

Each Fund will reject purchase orders from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s procedures. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund (provided, however, any applicable redemption fee period is carried over); and (vii) Transactions initiated by a Fund (e.g, for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion. Each Fund retains the right to reject any purchase order and to change or cancel exchange privileges at any time, in each case at each Fund’s discretion.

All Funds (except Short-Term Government Securities Fund)

Liquidity Risk

A Fund may not be able to pay redemption proceeds within the time period stated in this prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

The Managed Income, Intermediate-Term Managed Income, Short-Term Government Securities and High Yield Funds only

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by a Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that a Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds only

Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds only

Concentration Risk

Concentration of investments in issuers located in a single state makes a Fund more susceptible to adverse political or economic developments affecting that state. An investment in these Funds may involve more risk than in mutual funds that buy securities of issuers in numerous states.

The High Yield, Managed Income and Intermediate-Term Managed Income Funds only

High-Yield, Lower Rated Securities

High-yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including:

Greater risk of default or price declines due to changes in the issuer’s creditworthiness. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

A thinner and less active market, which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market. Issuers of junk bonds may be more susceptible than other issuers to economic downturns.

Foreign Security Risks

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk

As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) the Funds may incur substantial costs in connection with conversions between various currencies: (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Funds’ investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Expropriation Risk

Foreign governments may expropriate the Funds’ investments either directly by restricting the Funds’ ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds’ investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Emerging Market Risk

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective, or remaining uninvested. The Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ Statements of Additional Information.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A.,(together the Adviser) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets. At October 15, 2004, Schwab served 7.4 million active accounts with $1 trillion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On October 15, 2004, U.S. Trust had approximately $137.0 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activ -

ities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2004, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Managed Income Fund	0.55%
Intermediate-Term Managed Income Fund	0.26%
Short-Term Government Securities Fund	0.20%
High Yield Fund	0.53%
Long-Term Tax-Exempt Fund	0.47%
Intermediate-Term Tax-Exempt Fund	0.32%
Short-Term Tax-Exempt Securities Fund	0.23%
New York Intermediate-Term Tax-Exempt Fund	0.49%
California Tax-Exempt Income Fund	0.14%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2005 (except for the Managed Income Fund, which may not be terminated before December 31, 2005). In addition, the agreement will renew automatically for an additional 12 month term unless the Adviser or Excelsior Funds, Inc., Excelsior Funds Trust or Excelsior Tax-Exempt Funds, Inc. terminates the agreement by providing written notice to the other party prior to the expiration of the current term.

Portfolio Managers

Alexander D. Powers and Michael Zazzarino serve as the Managed Income Fund’s portfolio co-managers. Mr. Powers is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been the Fund’s portfolio manager or co-manager since August 1997. Mr. Powers, as Managing Director, has been with U.S. Trust since 1996. From 1988 to 1996, he was the head of Taxable Fixed-Income at Chase Asset Management. A description of Mr. Zazzarino’s business experience is provided below.

Frank A. Salem and Alexander D. Powers serve as the Intermediate-Term Managed Income Fund’s portfolio co-managers. Mr. Salem is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Salem, a Managing Director, has been the Fund’s portfolio manager or co-manager since joining U.S. Trust in 1998. Prior to joining U.S. Trust, he was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. A description of Mr. Powers’s business experience is provided above.

Michael Zazzarino and Alexander D. Powers serve as the Short-Term Government Securities Fund’s portfolio co-managers. Mr. Zazzarino is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Zazzarino, a Managing Director, has been the Fund’s portfolio co-manager since joining U.S. Trust in March 2005. Prior to joining U.S. Trust, he was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman from December 1998 to February 2005. A description of Mr. Powers’s business experience is provided above.

A.K. Rodgers Ratcliffe, CFA and Adam Moss serve as the High Yield Fund’s portfolio co-managers. Mr. Ratcliffe, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 2000 and has over 30 years of investment analysis experience encompassing both equity and corporate bond analysis, including 15 years of high yield credit analysis. Prior to joining U.S. Trust, Mr. Ratcliffe was the Senior Research Analyst for Northstar Investment Management from 1997 to 1999, where he was responsible for research for several high yield mutual funds. Prior to that he was the head of corporate bond research at Morgan Stanley and head of high yield research at Lazard Freres. Mr. Moss, a Vice President, portfolio manager and senior high yield analyst has been with U.S. Trust since 2001. Prior to joining U.S. Trust, Mr. Moss was an equity research associate for the Technology Group at Credit Suisse First Boston from 2000 to 2001. He also worked as a credit ratings analyst at Moody’s Investors Service for the High Yield Telecommunications group from 1997 to 2000.

Kenneth J. McAlley and Sandy Panetta serve as the portfolio co-managers for the Short-Term Tax-Exempt Securities, Intermediate Term Tax-Exempt, Long-Term Tax- Exempt and New York Intermediate-Term Tax-Exempt Funds. Mr. McAlley is primarily responsible for the day- to-day management of the Funds. He has served as port -

folio manager or co-manager of the Long-Term Tax- Exempt Fund since 1986 and of the Short-Term Tax- Exempt Securities, Intermediate-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds since 1995. Mr. McAlley, an Executive Vice President, has been with U.S. Trust since 1980. Ms. Panetta, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1989. She is a senior portfolio manager responsible for tax-exempt cash management. Prior to joining U.S. Trust, she was with Alliance Capital Management in its fixed income department.

Gary S. Larsen and Kathleen Meyer have served as the California Tax-Exempt Income Fund’s portfolio co-managers since 2000 and 2001, respectively. Mr. Larsen and Ms. Meyer are primarily responsible for the day to day management of the California Tax-Exempt Income Fund’s portfolio. Mr. Larsen, a Senior Vice President and Senior Fixed Income Portfolio Manager, has been with the Adviser since 1997. Prior to joining U.S. Trust, Mr. Larsen held positions at City National Bank and had served as Manager of Municipal Bond Trading at Security Pacific Bank. Ms. Meyer, a Vice President and Portfolio Manager, has been with the Adviser since 2000. Prior to joining U.S. Trust, she served as Vice President and Senior Portfolio Specialist with Merrill Lynch & Co.

Research, analyses, trade execution and other facilities provided by the Adviser and other personnel also play a significant role in portfolio management and performance.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp. et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advi -

sor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell and exchange shares of the Funds.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Telephone
•	Wire
•	Automatic Investment Program, or
•	Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to “Excelsior Funds.” and include the name of the appropriate Fund(s) on the check. The Funds’ transfer agent cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA #011000028

DDA #99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds’ transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Funds’ transfer agent must receive your purchase request in good order before the Evaluation Time.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class, divided by the number of outstanding shares of the class.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors or Board of Trustees, as the case may be. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of the Funds’ investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares

You may sell (redeem) shares directly by:

•	Mail
•	Telephone
•	Systematic Withdrawal Plan, or
•	Automated Clearinghouse (ACH)

Holders of Fund shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Funds’ transfer agent unless all required documents have been received by the Fund.

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 446-1012 (from overseas call (617) 483-7297). The minimum amount for telephone redemptions is $500.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Funds’ transfer agent receives your request in good order.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ Statements of Additional Information.

How to Exchange Your Shares

You may exchange your Shares on any Business Day for the Shares class of any portfolio of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., or Excelsior Funds Trust. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests, providing periodic account statements and other administrative services. The Adviser, out of its resources, may addition -

ally compensate certain organizations for providing these services.

Distribution of Fund Shares

The High Yield Fund has adopted a distribution plan that allows shares of the Fund to pay distribution fees for the sale and distribution of its shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of the Fund’s outstanding shares. However, fees are not currently being paid under the distribution plan. If the distribution plan is ever implemented, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales and charges because these fees are paid out of the Fund’s assets continuously.

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

Dividends and Distributions

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as dividend or ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you received for them. Your initial tax basis will be the amount you pay for your shares including sales commissions. To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless debt financed.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities.

Regarding the Tax-Exempt Funds, the Funds anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from regular federal income taxes. However, some distributions will be taxable, such as dividends that are attributable to gains on bonds that are acquired at a “market discount,” and distributions of short and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund will generally not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any shares and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the California Tax-Exempt Income Fund consists of obligations, which if held by an individual would pay interest that is exempt from California personal income tax, then dividends paid by the Fund to its individual shareholders will be exempt from California personal income tax.

For investors in the Tax-Exempt Funds, interest income derived from securities issued by agencies or instrumentalities of a particular state for which the particular Fund is named may not be subject to taxation by that state or locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ Statements of Additional Information.

Financial Highlights

The tables that follow present performance information about the Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2000, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The Boards of Directors/Trustees of the Funds and the Joint Audit Committee terminated E&Y as the Funds’ independent registered public accounting firm on October 28, 2004. At the request of the Boards and the Joint Audit Committee, Deloitte & Touche LLP (“D&T”) has performed a re-audit of the Funds’ March 31, 2004 financial statements, which had previously been audited by E&Y. D&T has issued an unqualified opinion on those financial statements. E&Y’s reports and D&T’s report, along with each Fund’s financial statements, are incorporated by reference into the Funds’ Statements of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

MANAGED INCOME FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$9.43	$8.95	$9.11	$8.55	$8.99

Income From Investment Operations
Net Investment Income	0.38	0.47	0.49	0.50	0.47
Net Gains (Losses) on Investments (both realized and unrealized)	0.14	0.50	(0.10)	0.56	(0.41)

Total From Investment Operations	0.52	0.97	0.39	1.06	0.06

Less Distributions
Dividends From Net Investment Income	(0.38)	(0.48)	(0.50)	(0.50)	(0.47)
Distributions From Net Realized Gain on Investments	(0.14)	(0.01)	(0.05)	0.00	(0.03)

Total Distributions	(0.52)	(0.49)	(0.55)	(0.50)	(0.50)

Net Asset Value, End of Year	$9.43	$9.43	$8.95	$9.11	$8.55

Total Return	5.74%	11.07%	4.34%	12.80%	0.72%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$269.03	$293.18	$247.80	$252.17	$220.48
Ratio of Net Operating Expenses to Average Net Assets	0.87%	0.84%	0.87%	0.88%	0.88%
Ratio of Gross Operating Expenses to Average Net Assets1	1.11%	0.95%	1.04%	1.01%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.06%	5.10%	5.39%	5.81%	5.42%
Portfolio Turnover Rate	84%	120%	129%	99%	112%

Notes:

1.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

INTERMEDIATE-TERM MANAGED INCOME FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$7.39	$7.10	$7.18	$6.77	$7.13

Income From Investment Operations
Net Investment Income	0.26	0.37	0.39	0.42	0.40
Net Gains (Losses) on Investments (both realized and unrealized)	0.11	0.36	(0.06)	0.41	(0.36)

Total From Investment Operations	0.37	0.73	0.33	0.83	0.04

Less Distributions
Dividends From Net Investment Income	(0.26)	(0.40)	(0.39)	(0.42)	(0.40)
Distributions From Net Realized Gain on Investments	(0.10)	(0.04)	(0.02)	0.00	0.00

Total Distributions	(0.36)	(0.44)	(0.41)	(0.42)	(0.40)

Net Asset Value, End of Year	$7.40	$7.39	$7.10	$7.18	$6.77

Total Return	5.25%	10.50%	4.60%	12.73%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$413.27	$404.63	$273.27	$219.60	$155.48
Ratio of Net Operating Expenses to Average Net Assets	0.56%	0.53%	0.52%	0.56%	0.58%
Ratio of Gross Operating Expenses to Average Net Assets[1]	0.69%	0.69%	0.69%	0.69%	0.65%
Ratio of Net Investment Income to Average Net Assets	3.56%	4.56%	5.47%	6.11%	5.80%
Portfolio Turnover Rate	85%	98%	117%	108%	122%

Notes:

1.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

SHORT-TERM GOVERNMENT SECURITIES FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$7.31	$7.11	$7.09	$6.87	$7.04

Income From Investment Operations
Net Investment Income	0.16	0.26	0.33	0.39	0.35
Net Gains (Losses) on Investments (both realized and unrealized)	(0.03)	0.25	0.05	0.22	(0.15)

Total From Investment Operations	0.13	0.51	0.38	0.61	0.20

Less Distributions
Dividends From Net Investment Income	(0.20)	(0.26)	(0.34)	(0.39)	(0.35)
Distributions From Net Realized Gain on Investments	(0.02)	(0.05)	(0.02)	0.00	(0.02)

Total Distributions	(0.22)	(0.31)	(0.36)	(0.39)	(0.37)

Net Asset Value, End of Year	$7.22	$7.31	$7.11	$7.09	$6.87

Total Return	1.90%	7.27%	5.35%	9.14%	3.02%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$469.22	$499.52	$193.78	$75.69	$59.31
Ratio of Net Operating Expenses to Average Net Assets	0.53%	0.49%	0.51%	0.57%	0.54%
Ratio of Gross Operating Expenses to Average Net Assets[1]	0.67%	0.64%	0.61%	0.67%	0.62%
Ratio of Net Investment Income to Average Net Assets	2.26%	3.22%	4.33%	5.59%	5.07%
Portfolio Turnover Rate	231%	170%	75%	118%	90%

Notes:

1.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

HIGH YIELD FUND

	Year Ended March 31,				Period Ended March 31, 2001[1]
	2004		2003	2002
Net Asset Value, Beginning of Period	$3.99		$6.20	$7.26	$7.00

Investment Operations:
Net Investment Income	0.35	[5]	0.88 [5]	1.08	0.27
Net Gains (Losses) on Investments (both realized and unrealized)	0.71	[5]	(1.54)[5]	(1.01)	0.26

Total from Investment Operations	1.06		(0.66)	0.07	0.53

Less Distributions:
Dividends From Net Investment Income	(0.34)[7]		(1.55)[6]	(1.09)	(0.27)
Distributions From Net Realized Gains	0.00		0.00	(0.04)	0.00

Total Distributions	(0.34)		(1.55)	(1.13)	(0.27)

Net Asset Value, End of Period	$4.71		$3.99	$6.20	$7.26

Total Return	27.45%		(10.49)%	1.27%	7.76%	2
Ratios/Supplemental Data
Net Assets at End of Period (in millions)	$151.48		$131.34	$172.89	$57.67
Ratio of Net Operating Expenses to Average Net Assets	1.05		1.08%	1.03%	1.05%	3
Ratio of Gross Operating Expenses to Average Net Assets4	1.36		1.35%	1.35%	1.55%	3
Ratio of Net Investment Income to Average Net Assets	7.79		18.06%	17.56%	9.43%	3
Portfolio Turnover Rate	170%		153%	310%	169%	3

Notes:

1.	Commenced operations on October 31, 2000.
2.	Not annualized.
3.	Annualized.
4.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.
5.	For comparative purposes per share amounts are based on average shares outstanding.
6.	Includes a tax return of capital of $(0.51).
7.	Includes a tax return of capital of $(0.08).

LONG-TERM TAX-EXEMPT FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$9.95	$9.48	$9.62	$8.99	$9.87

Income From Investment Operations
Net Investment Income	0.26	0.29	0.36	0.40	0.42
Net Gains (Losses) on Investments (both realized and unrealized)	0.13	0.47	(0.14)	0.63	(0.82)

Total From Investment Operations	0.39	0.76	0.22	1.03	(0.40)

Less Distributions
Dividends From Net Investment Income	(0.26)	(0.29)	(0.36)	(0.40)	(0.42)
Distributions From Net Realized Gain on Investments	0.00	0.00	0.00	0.00	(0.06)

Total Distributions	(0.26)	(0.29)	(0.36)	(0.40)	(0.48)

Net Asset Value, End of Year	$10.08	$9.95	$9.48	$9.62	$8.99

Total Return	4.01%	8.12%	2.29%	11.69%	(4.01)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$72.78	$94.97	$115.18	$135.52	$121.99
Ratio of Net Operating Expenses to Average Net Assets	0.73%	0.70%	0.72%	0.77%	0.75%
Ratio of Gross Operating Expenses to Average Net Assets1	0.80%	0.77%	0.82%	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.99%	3.66%	4.33%	4.54%
Portfolio Turnover Rate	111%	51%	35%	60%	78%

Notes:

1.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

INTERMEDIATE-TERM TAX-EXEMPT FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$9.88	$9.39	$9.57	$9.06	$9.49

Income From Investment Operations
Net Investment Income	0.26	0.31	0.35	0.38	0.37
Net Gains (Losses) on Investments (both realized and unrealized)	0.15	0.55	(0.12)	0.51	(0.43)

Total From Investment Operations	0.41	0.86	0.23	0.89	(0.06)

Less Distributions
Dividends From Net Investment Income	(0.26)	(0.31)	(0.35)	(0.38)	(0.37)
Distributions From Net Realized Gain on Investments	(0.34)	(0.06)	(0.06)	0.00	0.00

Total Distributions	(0.60)	(0.37)	(0.41)	(0.38)	(0.37)

Net Asset Value, End of Year	$9.69	$9.88	$9.39	$9.57	$9.06

Total Return	4.19%	9.31%	2.41%	10.07%	(0.58)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$387.62	$407.10	$370.02	$341.17	$292.67
Ratio of Net Operating Expenses to Average Net Assets	0.56%	0.51%	0.52%	0.57%	0.57%
Ratio of Gross Operating Expenses to Average Net Assets1	0.63%	0.59%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.60%	3.15%	3.67%	4.17%	4.06%
Portfolio Turnover Rate	31%	48%	67%	84%	91%
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator. SHORT-TERM TAX-EXEMPT SECURITIES FUND
	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$7.20	$7.17	$7.15	$7.02	$7.17

Income From Investment Operations
Net Investment Income	0.08	0.12	0.20	0.28	0.25
Net Gains (Losses) on Investments (both realized and unrealized)	0.02	0.03	0.03	0.13	(0.15)

Total From Investment Operations	0.10	0.15	0.23	0.41	0.10

Less Distributions
Dividends From Net Investment Income	(0.08)	(0.12)	(0.20)	(0.28)	(0.25)
Distributions From Net Realized Gain on Investments	0.00	0.00	(0.01)	0.00	0.00

Total Distributions	(0.08)	(0.12)	(0.21)	(0.28)	(0.25)

Net Asset Value, End of Year	$7.22	$7.20	$7.17	$7.15	$7.02

Total Return	1.40%	2.04%	3.20%	5.94%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$360.60	$291.28	$165.69	$83.34	$54.23
Ratio of Net Operating Expenses to Average Net Assets	0.47%	0.46%	0.48%	0.58%	0.56%
Ratio of Gross Operating Expenses to Average Net Assets1	0.59%	0.58%	0.55%	0.65%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.57%	2.60%	3.97%	3.54%
Portfolio Turnover Rate	99%	31%	111%	42%	130%

Notes:

1.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$9.12	$8.74	$8.83	$8.34	$8.80

Income From Investment Operations
Net Investment Income	0.22	0.27	0.31	0.33	0.32
Net Gains (Losses) on Investments (both realized and unrealized)	0.14	0.51	(0.09)	0.49	(0.37)

Total From Investment Operations	0.36	0.78	0.22	0.82	(0.05)

Less Distributions
Dividends From Net Investment Income	(0.22)	(0.27)	(0.31)	(0.33)	(0.32)
Distributions From Net Realized Gain on Investments	(0.29)	(0.13)	0.00	0.00	(0.09)

Total Distributions	(0.51)	(0.40)	(0.31)	(0.33)	(0.41)

Net Asset Value, End of Year	$ 8.97	$ 9.12	$ 8.74	$8.83	$8.34

Total Return	4.06%	8.96%	2.54%	10.02%	(0.51)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$178.11	$187.40	$178.61	$144.42	$126.38
Ratio of Net Operating Expenses to Average Net Assets	0.68%	0.67%	0.67%	0.73%	0.73%
Ratio of Gross Operating Expenses to Average Net Assets1	0.73%	0.72%	0.72%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.96%	3.53%	3.90%	3.82%
Portfolio Turnover Rate	42%	43%	45%	39%	64%
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator. CALIFORNIA TAX-EXEMPT INCOME FUND
	Year Ended March 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$7.49	$7.27	$7.30	$7.07	$7.25

Income From Investment Operations
Net Investment Income	0.24	0.25	0.26	0.26	0.26
Net Gains (Losses) on Investments (both realized and unrealized)	0.00	0.22	(0.02)	0.23	(0.18)

Total From Investment Operations	0.24	0.47	0.24	0.49	0.08

Less Distributions
Dividends From Net Investment Income	(0.24)	(0.25)	(0.26)	(0.26)	(0.26)
Distribution From Net Realized Gain on Investments	0.00	0.00 [2]	(0.01)	0.00	0.00

Total Distribution	(0.24)	(0.25)	(0.27)	(0.26)	(0.26)

Net Asset Value, End of Year	$7.49	$7.49	$7.27	$7.30	$7.07

Total Return	3.19%	6.59%	3.32%	7.09%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$66.89	$66.19	$58.23	$54.61	$65.03
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.46%	0.50%	0.50%	0.50%
Ratio of Gross Operating Expenses to Average Net Assets[1]	0.90%	0.50%	0.87%	0.97%	0.95%
Ratio of Net Income to Average Net Assets	3.14%	3.36%	3.55%	3.69%	3.67%
Portfolio Turnover Rate	15%	9%	4%	6%	16%

Notes:

1.	Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.
2.	Amount represents less than $0.01 per share.

Excelsior Funds, Inc.

Excelsior Funds Trust

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2004, as amended August 19, 2004, include detailed information about Excelsior Funds, Inc, Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s, Excelsior Funds Trust’s and Excelsior Tax-Exempt Funds, Inc.’s Investment Company Act registration numbers are 811-4088, 811-8490 and 811-4101, respectively.

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